Shareholder Report, Holdings (Details) - Even Herd Long Short ETF	Sep. 30, 2024
Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pampa Energia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Alamos Gold, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Banco Macro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
GDS Holdings Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%